Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Going Concern [Abstract]
Cash and cash equivalents and restricted cash	$ 211,949,176	$ 54,183	$ (176,855)
Restricted cash	100,000
Net cash flow used in operating activities	$ (178,011,740)	$ (6,106,873)	$ (662,972)